Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,102,046)	$ (677,969)
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	580,607	72,958
Financial liabilities	(860,787)	(621,754)
Financial assets (liabilities), net	(280,180)	(548,796)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	86,028	131,073
Financial liabilities	(57,078)
Financial assets (liabilities), net	$ 28,950	$ 131,073